Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 12,351	$ 15,481
Interest cost	20,222	19,077
Expected return on plan assets	(20,485)	(27,820)
Amortization of net actuarial loss (gain)	3,530	1,074
Amortization of prior service credits	(784)	(649)
Amortization of regulatory assets/liabilities	12,082	10,584
Defined Benefit Plan, Non-service Costs, Total	14,565	2,266
Net benefit cost	26,916	17,747
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,587	5,791
Interest cost	7,575	6,727
Expected return on plan assets	(6,725)	(7,451)
Amortization of net actuarial loss (gain)	(409)	(272)
Amortization of prior service credits	(208)	(262)
Amortization of regulatory assets/liabilities	2,534	3,982
Defined Benefit Plan, Non-service Costs, Total	2,767	2,724
Net benefit cost	$ 7,354	$ 8,515